THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 78.2%

	Shares	Value
Australia — 0.1%
Energy — 0.1%
Boss Energy *	14,990	$19,859
Paladin Energy *	8,437	79,104
		98,963
Information Technology — 0.0%
WiseTech Global	892	35,740
Xero *	473	30,826
		66,566
Total Australia		165,529

Austria — 0.1%
Financials — 0.1%
Erste Group Bank	745	96,857

Belgium — 0.1%
Health Care — 0.1%
UCB	527	160,591

Brazil — 0.2%
Communication Services — 0.1%
TIM	46,075	214,058

Consumer Staples — 0.1%
Raia Drogasil	22,838	106,059
Total Brazil		320,117

Canada — 0.5%
Energy — 0.3%
Cameco	598	73,961
Denison Mines *	24,312	96,059
Energy Fuels *	7,912	176,932
NexGen Energy *	6,448	80,976
		427,928
Information Technology — 0.2%
Shopify, Cl A *	1,639	215,086
Total Canada		643,014

Chile — 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile ADR *	900	69,156

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
China — 1.7%
Consumer Discretionary — 0.7%
Alibaba Group Holding	33,648	$715,813
BYD, Cl A	300	3,924
Gree Electric Appliances of Zhuhai, Cl A	4,400	24,516
SAIC Motor, Cl A	4,200	8,539
Sailun Group, Cl A	5,300	12,082
Weifu High-Technology Group, Cl A	8,100	24,912
Yum China Holdings	2,267	112,035
		901,821
Consumer Staples — 0.1%
Fujian Sunner Development, Cl A	10,500	26,038
Guangdong Haid Group, Cl A	4,200	31,152
Inner Mongolia Yili Industrial Group, Cl A	5,700	21,613
Kweichow Moutai, Cl A	100	20,159
Wellhope Foods, Cl A	10,100	10,892
Yifeng Pharmacy Chain, Cl A	20,600	70,819
		180,673
Financials — 0.1%
Agricultural Bank of China, Cl A	44,800	43,317
China Minsheng Banking, Cl A	30,200	16,298
Industrial & Commercial Bank of China, Cl A	26,200	27,326
Industrial Bank, Cl A	12,700	34,170
Ping An Insurance Group of China, Cl A	1,700	16,318
		137,429
Health Care — 0.1%
Guangxi LiuYao Group, Cl A	4,000	10,460
Huadong Medicine, Cl A	5,100	26,474
Jiangsu Hengrui Pharmaceuticals, Cl A	2,800	23,419
WuXi AppTec, Cl A	500	6,853
		67,206
Industrials — 0.5%
Beijing Career International, Cl A	5,000	21,407
China State Construction Engineering, Cl A	39,800	28,863
Contemporary Amperex Technology, Cl A	1,100	55,503
Guangxi Liugong Machinery, Cl A	9,800	16,035
Han's Laser Technology Industry Group, Cl A	18,800	130,449
Ningbo Orient Wires & Cables, Cl A	1,300	10,346
Sieyuan Electric, Cl A	2,200	58,528
Sungrow Power Supply, Cl A	6,410	139,253
Sunwoda Electronic, Cl A	4,800	16,190

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
China — continued
Industrials — continued
Suzhou Gold Mantis Construction Decoration, Cl A	18,000	$9,666
YTO Express Group, Cl A	12,200	29,626
Yutong Bus, Cl A	10,900	48,507
Zhejiang Sanhua Intelligent Controls, Cl A	4,200	30,796
		595,169
Information Technology — 0.2%
Huaqin Technology, Cl A	1,200	14,876
LONGi Green Energy Technology, Cl A *	6,700	17,240
Luxshare Precision Industry, Cl A	5,300	39,303
Nantong Jianghai Capacitor, Cl A	4,200	18,430
NAURA Technology Group, Cl A	400	27,312
Zhejiang Dahua Technology, Cl A	6,400	17,446
Zhongji Innolight, Cl A	1,000	92,864
		227,471
Materials — 0.0%
Anhui Conch Cement, Cl A	5,800	20,467
Baoshan Iron & Steel, Cl A	23,500	24,595
Wanhua Chemical Group, Cl A	1,600	20,260
		65,322
Utilities — 0.0%
SDIC Power Holdings, Cl A	2,000	3,669
Total China		2,178,760

Denmark — 0.2%
Industrials — 0.2%
DSV	727	204,422
Vestas Wind Systems	1,832	55,530
		259,952
Utilities — 0.0%
Orsted *	787	17,704
Total Denmark		277,656

Finland — 0.2%
Financials — 0.1%
Nordea Bank Abp	7,823	151,144

Industrials — 0.0%
Kone, Cl B	274	19,691
Wartsila Abp	400	16,216
		35,907

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Finland — continued
Utilities — 0.1%
Fortum	2,385	$56,340
Total Finland		243,391

France — 1.7%
Financials — 0.6%
AXA	5,208	237,481
BNP Paribas	2,998	324,182
Societe Generale	1,776	155,631
		717,294
Industrials — 1.1%
Airbus	1,081	247,496
Alstom *	991	31,641
Cie de Saint-Gobain	2,311	228,109
Dassault Aviation	61	23,191
Legrand	997	159,180
Nexans	324	51,034
Rexel	483	20,240
Safran	627	224,022
Schneider Electric	684	196,105
Thales	286	87,552
Vinci	1,140	163,915
		1,432,485
Information Technology — 0.0%
Capgemini	230	35,737
STMicroelectronics	452	12,764
		48,501
Total France		2,198,280

Germany — 3.5%
Communication Services — 0.3%
CTS Eventim & KGaA	498	41,852
Deutsche Telekom	4,828	162,020
Freenet	1,277	46,112
Scout24	900	89,605
United Internet	823	26,775
		366,364
Consumer Discretionary — 0.0%
Zalando *	2,018	58,029

Consumer Staples — 0.0%
Redcare Pharmacy *	395	29,189

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Germany — continued
Financials — 0.9%
Allianz	1,063	$468,064
Commerzbank	2,718	111,723
Deutsche Bank	5,192	204,883
Deutsche Boerse	631	159,785
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	380	230,310
		1,174,765
Health Care — 0.0%
Carl Zeiss Meditec	519	17,225

Industrials — 1.2%
Brenntag	826	50,254
Daimler Truck Holding	1,297	62,800
Deutsche Lufthansa	12,724	131,076
Deutsche Post	3,750	209,732
Fraport Frankfurt Airport Services Worldwide *	807	74,668
GEA Group	347	24,812
Hensoldt	824	81,859
KION Group	169	11,937
Knorr-Bremse	148	17,232
MTU Aero Engines	178	79,135
Rational	27	21,636
RENK Group	264	16,997
Rheinmetall	206	436,484
Siemens	836	252,749
Siemens Energy *	926	157,772
		1,629,143
Information Technology — 0.3%
Bechtle	1,055	54,683
Infineon Technologies	637	31,138
SAP	1,665	332,616
		418,437
Materials — 0.2%
BASF	914	49,552
Heidelberg Materials	189	51,762
thyssenkrupp	7,429	99,034
		200,348
Real Estate — 0.3%
Aroundtown *	8,648	27,481
LEG Immobilien	1,599	115,621

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Germany — continued
Real Estate — continued
TAG Immobilien	2,917	$49,488
Vonovia	5,434	159,104
		351,694
Utilities — 0.3%
E.ON	10,182	215,960
RWE	3,166	201,054
		417,014
Total Germany		4,662,208

Greece — 0.1%
Financials — 0.1%
Piraeus Bank	19,032	191,983

Hong Kong — 2.7%
Communication Services — 1.4%
Baidu, Cl A *	13,750	263,554
Bilibili, Cl Z *	1,780	60,983
China Literature *	4,800	21,970
Kingsoft	5,800	22,252
Kuaishou Technology, Cl B	17,600	179,821
NetEase	13,400	347,463
NetEase Cloud Music *	1,000	23,075
Tencent Holdings	11,135	855,856
Weibo, Cl A	1,100	11,746
		1,786,720
Consumer Discretionary — 0.7%
Geely Automobile Holdings	39,497	81,304
JD.com, Cl A	12,300	175,406
Meituan, Cl B *	25,600	316,480
Tongcheng Travel Holdings	10,400	30,935
Trip.com Group	4,218	258,882
		863,007
Consumer Staples — 0.1%
Alibaba Health Information Technology *	72,000	59,716
JD Health International *	13,900	111,834
		171,550
Financials — 0.3%
China Construction Bank, Cl H	189,532	191,376
China Everbright Bank, Cl H	69,000	28,760
Guotai Haitong Securities, Cl H	5,000	10,642

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Hong Kong — continued
Financials — continued
Ping An Insurance Group of China, Cl H	15,263	$141,570
ZhongAn Online P&C Insurance, Cl H *	7,400	15,774
		388,122
Industrials — 0.0%
China Railway Group, Cl H	21,000	12,119

Information Technology — 0.1%
China Railway Signal & Communication, Cl H	53,000	24,839
Lenovo Group	52,980	59,693
Xiaomi, Cl B *	20,844	94,352
		178,884
Materials — 0.0%
China Hongqiao Group	2,000	9,147

Real Estate — 0.1%
KE Holdings, Cl A	15,900	101,078
Total Hong Kong		3,510,627

Hungary — 0.2%
Financials — 0.1%
OTP Bank Nyrt	1,457	183,337

Health Care — 0.1%
Richter Gedeon Nyrt	3,216	107,598
Total Hungary		290,935

India — 2.4%
Consumer Discretionary — 0.2%
Indian Hotels, Cl A	15,152	111,153
Mahindra & Mahindra	3,036	113,363
		224,516
Consumer Staples — 0.1%
Chaman Lal Setia Exports	2,800	7,411
Dodla Dairy	2,270	29,244
Emami	13,100	68,963
Hindustan Unilever	1,873	48,356
Honasa Consumer *	6,582	19,803
Kwality Walls India *	1,873	778
		174,555
Energy — 0.1%
Reliance Industries	6,093	92,583

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
India — continued
Financials — 1.2%
Angel One	2,508	$69,317
Bajaj Finance	6,900	69,810
Bank of Baroda	108,448	353,413
Bank of India	76,700	137,031
General Insurance Corp of India	7,000	28,806
HDFC Bank	27,842	281,518
ICICI Bank	11,294	166,503
ICICI Bank ADR	3,500	102,515
Indian Bank	22,900	227,219
Indian Energy Exchange	8,000	11,039
Punjab National Bank	46,400	63,256
Union Bank of India	68,500	134,826
		1,645,253
Health Care — 0.1%
Caplin Point Laboratories	1,700	32,850
Gland Pharma	2,450	49,230
Granules India	1,800	11,185
Orchid Pharma *	550	4,187
Sun Pharmaceutical Industries	1,650	28,633
Zydus Lifesciences	4,000	38,534
		164,619
Industrials — 0.3%
AIA Engineering	1,016	44,102
Bharat Electronics	12,300	60,091
CMS Info Systems	13,900	47,681
eClerx Services	400	20,250
Elecon Engineering	5,200	23,097
InterGlobe Aviation	200	9,995
KSB	2,800	21,475
Polycab India	1,100	84,085
Shakti Pumps India	5,000	33,963
Transformers & Rectifiers India	6,500	16,701
Transport Corp of India	2,700	31,235
Updater Services *	5,223	8,666
		401,341
Information Technology — 0.3%
Infosys ADR	6,000	105,480
PG Electroplast	6,800	40,622
Tata Consultancy Services	1,900	64,615

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
India — continued
Information Technology — continued
WAAREE Energies	3,900	$118,367
		329,084
Materials — 0.1%
Dhanuka Agritech	2,000	24,348
GHCL	2,000	11,561
Shree Cement	150	44,065
		79,974
Utilities — 0.0%
NHPC	31,500	26,822
Total India		3,138,747

Ireland — 0.1%
Consumer Staples — 0.1%
Kerry Group, Cl A	2,082	185,074

Italy — 0.7%
Financials — 0.5%
Generali	2,348	95,776
Intesa Sanpaolo	40,277	285,138
UniCredit	3,867	336,995
		717,909
Industrials — 0.2%
Iveco Group	1,047	23,420
Leonardo	1,206	80,593
Prysmian	803	95,110
		199,123
Materials — 0.0%
Buzzi	233	13,263
Total Italy		930,295

Japan — 6.4%
Communication Services — 0.4%
NTT	294,100	295,535
SKY Perfect JSAT Holdings	11,500	166,231
		461,766
Consumer Discretionary — 1.0%
GS Yuasa	6,500	151,310
Pan Pacific International Holdings	24,200	143,277
Saizeriya	1,900	76,857
Sony Group	14,500	319,695

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Consumer Discretionary — continued
Suzuki Motor	8,200	$111,807
Toyota Motor	18,900	428,378
Treasure Factory	4,000	44,038
Yonex	2,200	46,382
		1,321,744
Consumer Staples — 0.5%
Ajinomoto	7,200	164,714
FUJI OIL CO	4,900	128,270
Kobe Bussan	3,600	87,982
Morinaga Milk Industry	4,600	118,790
Rohto Pharmaceutical	3,400	56,290
Toyo Suisan Kaisha	1,700	121,374
		677,420
Financials — 0.8%
Dai-ichi Life Holdings	19,000	167,089
M&A Capital Partners	2,800	57,032
Mitsubishi UFJ Financial Group	22,000	398,428
Sumitomo Mitsui Financial Group	8,500	299,119
Yokohama Financial Group	20,000	182,155
		1,103,823
Health Care — 0.4%
Chugai Pharmaceutical	6,045	345,295
Hoya	200	33,551
JCR Pharmaceuticals	6,400	26,699
JMDC	1,600	35,154
Sawai Group Holdings	4,900	75,160
		515,859
Industrials — 1.4%
Fuji Electric	2,400	170,958
Fujikura	700	87,981
Hitachi	16,365	567,868
Insource	6,400	30,021
ITOCHU	29,500	377,676
Kanematsu	7,100	93,256
MINEBEA MITSUMI	7,200	147,146
Mitsubishi Heavy Industries	1,700	50,055
Raito Kogyo	2,500	56,531
Takasago Thermal Engineering	7,000	202,375
		1,783,867

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Information Technology — 1.3%
Advantest	1,300	$215,003
FUJIFILM Holdings	6,800	135,832
Fujitsu	1,000	27,786
Ibiden	1,000	52,715
Keyence	1,043	382,635
Kioxia Holdings *	300	41,036
Maruwa	200	61,492
Meiko Electronics	2,200	180,423
Micronics Japan	2,600	150,328
NEC	7,600	257,637
Nomura Research Institute	3,200	97,345
Obic	1,100	30,573
Oracle Japan	400	27,066
Tokyo Electron	200	53,292
		1,713,163
Materials — 0.4%
Mitsubishi Gas Chemical	6,800	134,896
Oji Holdings	18,900	111,954
Osaka Soda	9,400	136,615
Shin-Etsu Chemical	6,300	207,173
		590,638
Real Estate — 0.2%
Mitsui Fudosan	18,300	209,844
Total Japan		8,378,124

Mexico — 0.3%
Consumer Staples — 0.1%
Arca Continental	13,172	148,370

Financials — 0.1%
Gentera	43,857	121,889

Materials — 0.1%
Cemex	55,200	68,605
Total Mexico		338,864

Netherlands — 0.7%
Financials — 0.3%
Adyen *	75	111,214
ING Groep	8,053	237,491
		348,705

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Netherlands — continued
Health Care — 0.1%
Argenx ADR *	125	$105,063

Industrials — 0.0%
Wolters Kluwer	258	24,227

Information Technology — 0.3%
ASM International	264	221,717
ASML Holding	168	240,897
BE Semiconductor Industries	41	7,980
		470,594
Total Netherlands		948,589

Norway — 0.0%
Industrials — 0.0%
Kongsberg Gruppen	1,659	56,988

Portugal — 0.1%
Energy — 0.1%
Galp Energia SGPS	4,681	93,141

South Africa — 0.2%
Financials — 0.1%
FirstRand	32,893	187,617

Materials — 0.1%
Gold Fields	2,206	109,097
Total South Africa		296,714

South Korea — 1.4%
Financials — 0.1%
Woori Financial Group	6,904	144,424

Industrials — 0.2%
Doosan Enerbility *	959	59,867
HD Hyundai Electric	165	101,086
KEPCO Engineering & Construction	603	54,751
		215,704
Information Technology — 1.1%
Samsung Electro-Mechanics	206	39,618
Samsung Electronics	5,423	599,105

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
South Korea — continued

Information Technology — continued
SK hynix	1,318	$822,929
		1,461,652
Total South Korea		1,821,780

Spain — 0.8%
Financials — 0.7%
Banco Bilbao Vizcaya Argentaria	13,808	350,499
Banco Santander	35,414	452,170
CaixaBank	9,461	124,887
		927,556
Industrials — 0.1%
ACS Actividades de Construccion y Servicios	131	14,698
Aena SME	738	22,921
Ferrovial	382	25,802
		63,421
Utilities — 0.0%
Endesa	1,383	51,053
Total Spain		1,042,030

Sweden — 0.4%
Financials — 0.2%
Investor, Cl B	4,374	168,660
Skandinaviska Enskilda Banken, Cl A	4,163	89,481
		258,141
Industrials — 0.2%
Assa Abloy, Cl B	803	32,468
Atlas Copco, Cl A	2,190	45,163
Atlas Copco, Cl B	1,258	22,629
Epiroc, Cl A	571	16,007
Saab, Cl B	974	75,994
Sandvik	759	29,970
Trelleborg, Cl B	356	14,406
Volvo, Cl B	1,496	54,361
		290,998
Total Sweden		549,139

Switzerland — 1.3%
Financials — 0.8%
Partners Group Holding	73	99,539
Swiss Life Holding	79	86,627
Swiss Re	948	151,475

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Switzerland — continued
Financials — continued
UBS Group	8,207	$388,318
Zurich Insurance Group	407	289,549
		1,015,508
Health Care — 0.1%
Lonza Group	214	145,402

Industrials — 0.4%
ABB	5,105	439,531
Geberit	70	53,451
Schindler Holding	38	14,662
SGS	127	15,286
VAT Group	15	9,700
		532,630
Total Switzerland		1,693,540

Taiwan — 1.7%
Information Technology — 1.7%
Accton Technology	1,000	34,963
Asustek Computer	2,588	40,657
Hon Hai Precision Industry	30,152	208,423
MediaTek	3,679	204,076
Taiwan Semiconductor Manufacturing ADR	974	321,966
Taiwan Semiconductor Manufacturing	22,552	1,247,034
Wiwynn	1,495	167,578
		2,224,697
Total Taiwan		2,224,697

United Kingdom — 3.7%
Consumer Discretionary — 0.0%
Coats Group	28,405	33,056

Energy — 0.0%
Yellow Cake *	6,148	57,395

Financials — 1.5%
3i Group	3,522	161,797
Barclays	33,543	223,867
HSBC Holdings	42,286	745,961
Lloyds Banking Group	150,436	224,631
London Stock Exchange Group	1,456	162,405
NatWest Group	20,106	183,261
Prudential	6,629	108,882

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United Kingdom — continued
Financials — continued
Standard Chartered	4,623	$118,286
		1,929,090
Industrials — 1.0%
Ashtead Group	425	27,361
BAE Systems	9,491	257,651
Experian	953	36,095
Melrose Industries	3,817	32,818
RELX	1,891	67,040
RELX ADR	2,589	92,686
Rolls-Royce Holdings	14,931	249,600
Spirax Group	1,485	147,971
Weir Group	8,744	386,210
		1,297,432
Information Technology — 0.1%
ARM Holdings ADR *	506	53,312
Sage Group	2,551	33,452
		86,764
Real Estate — 1.1%
British Land ‡	40,021	228,276
Grainger	24,900	66,277
Hammerson ‡	16,933	82,221
Land Securities Group ‡	24,160	215,638
LondonMetric Property ‡	62,178	170,683
Safestore Holdings ‡	7,545	85,744
Savills	5,930	87,472
Segro ‡	18,481	192,545
Shaftesbury Capital ‡	39,712	78,124
Supermarket Income Reit ‡	48,681	55,735
Tritax Big Box ‡	49,033	111,301
UNITE Group ‡	11,286	87,775
		1,461,791
Total United Kingdom		4,865,528

United States — 46.6%
Communication Services — 3.7%
Alphabet, Cl A	9,737	3,291,106
AT&T	748	19,605
Electronic Arts	121	24,674
Madison Square Garden Sports *	57	16,162
Match Group	388	12,086

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Communication Services — continued
Meta Platforms, Cl A	1,921	$1,376,397
Omnicom Group	500	38,520
Pinterest, Cl A *	1,149	25,427
Spotify Technology *	44	22,016
		4,825,993
Consumer Discretionary — 2.8%
Airbnb, Cl A *	543	70,248
Amazon.com *	7,899	1,890,231
Aptiv *	276	20,907
Aramark	4,177	160,773
Booking Holdings	10	50,018
Darden Restaurants	82	16,347
Deckers Outdoor *	250	29,835
DoorDash, Cl A *	140	28,647
eBay	235	21,437
Etsy *	288	15,252
Expedia Group	260	68,858
General Motors	720	60,480
Grand Canyon Education *	86	14,950
H&R Block	275	10,849
Hilton Worldwide Holdings	71	21,194
Home Depot	240	89,901
Lowe's	911	243,292
Lululemon Athletica *	235	41,007
Marriott International, Cl A	80	25,224
McDonald's	166	52,290
NIKE, Cl B	392	24,230
NVR *	2	15,271
O'Reilly Automotive *	265	26,079
PulteGroup	185	23,142
Ralph Lauren, Cl A	48	16,964
Ross Stores	130	24,524
Starbucks	314	28,872
Tesla *	1,242	534,569
TJX	287	42,995
Toll Brothers	235	33,955
Williams-Sonoma	87	17,805
Yum! Brands	105	16,328
		3,736,474

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Consumer Staples — 0.3%
Altria Group	446	$27,648
Church & Dwight	147	14,149
Colgate-Palmolive	265	23,927
Costco Wholesale	99	93,085
Kimberly-Clark	186	18,598
Monster Beverage *	289	23,339
Philip Morris International	158	28,351
Procter & Gamble	513	77,858
Walmart	662	78,871
		385,826
Energy — 0.3%
Centrus Energy, Cl A *	262	72,909
Chevron	307	54,308
ConocoPhillips	254	26,475
EOG Resources	177	19,847
Exxon Mobil	839	118,635
Uranium Energy *	6,735	116,111
		408,285
Financials — 9.3%
Aflac	203	22,523
Allstate	74	14,725
Ameriprise Financial	43	22,669
Aon, Cl A	66	23,076
Apollo Global Management	1,292	173,826
Arch Capital Group *	172	16,519
Ares Management, Cl A	715	107,014
Arthur J Gallagher	88	21,945
Bank of America	38,520	2,049,264
Berkshire Hathaway, Cl B *	232	111,483
Blackrock	40	44,758
Blackstone	2,685	382,398
Blue Owl Capital, Cl A	3,251	44,344
Brookfield	5,588	254,533
Brown & Brown	153	11,031
Carlyle Group	782	45,966
Cboe Global Markets	60	15,904
Chubb	94	29,099
Citigroup	8,106	937,945
CME Group, Cl A	719	207,834

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
Fidelity National Information Services	3,059	$169,010
FS KKR Capital	664	9,157
Goldman Sachs Group	1,402	1,311,445
Hartford Insurance Group	105	14,181
Intercontinental Exchange	137	23,808
JPMorgan Chase	8,494	2,598,230
KKR	1,955	223,378
Main Street Capital	193	12,313
Marsh & McLennan	155	29,169
Mastercard, Cl A	181	97,521
Moody's	55	28,356
Morgan Stanley	7,048	1,288,374
NU Holdings, Cl A *	7,780	138,095
Progressive	116	24,128
S&P Global	67	35,362
State Street	1,765	230,968
TPG, Cl A	818	48,188
Travelers	85	24,183
Visa, Cl A	382	122,939
Wells Fargo	14,043	1,270,751
		12,236,412
Health Care — 1.2%
Abbott Laboratories	162	17,707
AbbVie	374	83,406
Agilent Technologies	122	16,330
Alcon	1,968	159,369
Alnylam Pharmaceuticals *	327	110,546
Amgen	36	12,307
Bristol-Myers Squibb	557	30,663
Cardinal Health	953	204,781
Cigna Group	212	58,111
Elevance Health	124	42,872
Gilead Sciences	319	45,282
Hologic *	165	12,363
IDEXX Laboratories *	31	20,784
Incyte *	334	33,423
Jazz Pharmaceuticals *	67	11,021
Johnson & Johnson	491	111,580
Medpace Holdings *	30	17,474
Merck	1,288	142,028

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Health Care — continued
Mettler-Toledo International *	13	$17,852
Regeneron Pharmaceuticals	25	18,536
ResMed	72	18,598
Royalty Pharma, Cl A	1,597	66,563
Tenet Healthcare *	154	29,149
Thermo Fisher Scientific	257	148,703
United Therapeutics *	37	17,371
Veeva Systems, Cl A *	265	54,039
Zoetis, Cl A	193	24,090
		1,524,948
Industrials — 5.6%
Acuity	45	13,916
AerCap Holdings	136	19,538
AMETEK	681	152,530
Automatic Data Processing	855	211,031
Booz Allen Hamilton Holding, Cl A	291	25,730
Broadridge Financial Solutions	912	179,764
BWX Technologies	315	64,710
Carlisle	41	13,976
Carrier Global	2,672	159,198
Caterpillar	507	333,281
CH Robinson Worldwide	675	131,591
Cintas	123	23,541
Clean Harbors *	67	17,414
Comfort Systems USA	132	150,757
Copart *	382	15,502
CSX	4,410	166,522
Cummins	302	174,804
Delta Air Lines	553	36,437
Eaton	1,342	471,606
EMCOR Group	145	104,506
Emerson Electric	1,154	169,592
Expeditors International of Washington	88	14,128
Fastenal	3,470	150,459
GE Vernova	197	143,095
Honeywell International	2,012	457,770
Hubbell, Cl B	422	205,911
Illinois Tool Works	102	26,649
Ingersoll Rand	1,608	138,433
Lincoln Electric Holdings	64	16,982

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
Lockheed Martin	59	$37,419
MasTec *	610	146,693
NANO Nuclear Energy *	1,360	39,977
Norfolk Southern	541	157,561
NuScale Power *	1,224	21,396
nVent Electric	857	96,207
PACCAR	1,327	163,102
Parker-Hannifin	209	195,591
Paychex	1,434	147,888
Quanta Services	634	300,915
Republic Services, Cl A	90	19,358
Rockwell Automation	432	182,153
Rollins	268	16,975
RTX	1,530	307,423
Snap-on	95	34,780
SPX Technologies *	574	119,627
Textron	240	21,134
Trane Technologies	446	187,579
Union Pacific	2,282	536,498
United Rentals	168	131,386
Verisk Analytics, Cl A	70	15,222
Vertiv Holdings, Cl A	672	125,113
Waste Management	921	204,683
WESCO International	327	94,644
Westinghouse Air Brake Technologies	620	142,687
WW Grainger	165	178,190
		7,413,574
Information Technology — 19.0%
Accenture, Cl A	1,107	291,850
Adobe *	666	195,305
Advanced Micro Devices *	1,389	328,818
Akamai Technologies *	1,487	144,462
Amdocs	184	15,077
Amphenol, Cl A	2,684	386,711
Analog Devices	361	112,228
Apple	10,897	2,827,553
Applied Materials	571	184,045
AppLovin, Cl A *	244	115,439
Arista Networks *	1,600	226,784
Astera Labs *	85	12,803

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Atlassian, Cl A *	463	$54,717
Autodesk *	383	96,849
Bentley Systems, Cl B	337	11,835
Broadcom	5,111	1,693,274
Cadence Design Systems *	459	136,029
CCC Intelligent Solutions Holdings *	14,609	110,736
Check Point Software Technologies *	1,053	189,024
Ciena *	131	32,987
Cirrus Logic *	136	17,726
Cisco Systems	1,604	125,625
Cloudflare, Cl A *	3,757	666,304
Cognex	2,991	115,871
Cognizant Technology Solutions, Cl A	270	22,156
CoreWeave, Cl A *	271	25,255
Credo Technology Group Holding *	86	10,774
Crowdstrike Holdings, Cl A *	2,480	1,094,684
CyberArk Software *	478	205,937
Datadog, Cl A *	4,718	610,132
Dell Technologies, Cl C	393	44,975
DocuSign, Cl A *	1,005	52,803
Dropbox, Cl A *	415	10,574
Dynatrace *	3,106	118,308
Elastic *	476	31,383
F5 *	123	33,900
Fabrinet *	19	9,299
Fortinet *	7,281	591,654
Gartner *	186	38,987
Gen Digital	6,263	150,249
GLOBALFOUNDRIES *	247	10,423
GoDaddy, Cl A *	629	63,227
HubSpot *	149	41,720
International Business Machines	431	132,188
Intuit	394	196,574
Jabil	88	20,873
Keysight Technologies *	746	161,382
KLA	99	141,366
Lam Research	985	229,958
Lattice Semiconductor *	242	19,486
Manhattan Associates *	259	39,112
Marvell Technology	1,265	99,834

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Microchip Technology	278	$21,106
Micron Technology	512	212,419
Microsoft	7,096	3,053,338
MKS	42	9,887
MongoDB, Cl A *	132	49,016
Monolithic Power Systems	29	32,600
Motorola Solutions	543	218,579
NetApp	408	39,311
Nutanix, Cl A *	912	35,869
NVIDIA	24,276	4,639,872
Okta, Cl A *	2,086	176,225
ON Semiconductor *	598	35,814
Palantir Technologies, Cl A *	1,753	256,972
Palo Alto Networks *	6,741	1,192,955
Pegasystems	850	37,137
PTC *	92	14,364
Pure Storage, Cl A *	864	60,083
Qorvo *	172	13,435
QUALCOMM	1,212	183,727
RingCentral, Cl A *	470	12,164
Roper Technologies	525	194,896
Rubrik, Cl A *	549	30,717
SailPoint *	5,437	85,307
Salesforce	1,339	284,256
Samsara, Cl A *	278	7,798
Seagate Technology Holdings	326	132,907
SentinelOne, Cl A *	3,244	45,351
ServiceNow *	1,697	198,566
Skyworks Solutions	250	13,940
Snowflake, Cl A *	472	90,954
Synopsys *	685	318,604
TD SYNNEX	190	30,147
Teradyne	149	35,916
Texas Instruments	588	126,743
Twilio, Cl A *	672	80,949
Tyler Technologies *	31	11,451
VeriSign	55	13,433
Western Digital	653	163,400
Workday, Cl A *	399	70,076
Zoom Communications, Cl A *	1,373	126,453

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Zscaler *	1,676	$335,217
		24,991,219
Materials — 1.1%
Amcor	499	22,072
Commercial Metals	1,572	120,840
CRH	1,333	163,173
Freeport-McMoRan	3,008	181,172
Linde	718	328,104
Martin Marietta Materials	213	138,865
Newmont	462	51,906
Nucor	817	145,197
Southern Copper	126	23,980
Steel Dynamics	749	134,498
Vulcan Materials	461	138,549
		1,448,356
Real Estate — 2.0%
American Tower ‡	2,245	402,484
Crown Castle ‡	2,051	178,047
Digital Realty Trust ‡	1,672	277,468
EastGroup Properties ‡	658	119,519
Equinix ‡	474	389,121
Host Hotels & Resorts ‡	709	13,138
Iron Mountain ‡	1,584	145,934
Lamar Advertising, Cl A ‡	94	12,061
Prologis ‡	5,955	777,485
Public Storage ‡	65	17,952
Rexford Industrial Realty ‡	1,107	44,867
SBA Communications, Cl A ‡	493	90,766
Simon Property Group ‡	96	18,366
STAG Industrial ‡	3,136	117,631
		2,604,839
Utilities — 1.3%
Alliant Energy	241	15,884
Ameren	1,552	160,291
American Electric Power	508	60,846
American Water Works	186	24,018
Atmos Energy	146	24,286
CenterPoint Energy	612	24,290
CMS Energy	283	20,232

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Utilities — continued
Consolidated Edison	458	$48,837
Constellation Energy	955	268,049
Dominion Energy	796	47,895
DTE Energy	195	26,204
Duke Energy	729	88,464
Edison International	365	22,732
Entergy	419	40,178
Essential Utilities	267	10,357
Evergy	217	16,650
Eversource Energy	354	24,472
Exelon	969	43,392
FirstEnergy	517	24,475
National Fuel Gas	151	12,646
NextEra Energy	1,930	169,647
NiSource	440	19,488
NRG Energy	521	79,520
Oklo, Cl A *	853	67,916
PG&E	2,075	31,996
PPL	691	25,049
Public Service Enterprise Group	993	81,783
Sempra	611	53,163
Southern	1,047	93,508
UGI	351	14,079
Vistra	327	51,780
WEC Energy Group	474	52,458
Xcel Energy	544	41,377
		1,785,962
Total United States		61,361,888
TOTAL COMMON STOCK
(Cost $75,370,975)		102,934,242

CORPORATE OBLIGATIONS — 7.1%

	Face Amount(1)
Australia — 0.2%
NCIG Holdings Pty
12.500%, 08/26/2031(A)	$200,000	214,717

China — 0.5%
Fortune Star BVI
8.500%, 05/19/2028	275,000	284,186

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
China — continued
GLP China Holdings MTN
2.950%, 03/29/2026	$200,000	$197,522
Longfor Group Holdings
3.375%, 04/13/2027	200,000	190,725
		672,433
Hong Kong — 0.7%
Champion MTN
2.950%, 06/15/2030	200,000	176,438
CS Treasury Management Services P
9.000%, (B) (C)	220,000	224,850
Elect Global Investments
4.850%, (C)	400,000	311,961
NWD MTN
8.625%, 02/08/2028	200,000	194,986
		908,235
India — 1.1%
Clean Renewable Power Mauritius Pte
4.250%, 03/25/2027	154,000	151,186
Greenko Power II
4.300%, 12/13/2028	228,000	218,410
India Cleantech Energy
4.700%, 08/10/2026	189,750	188,526
Muthoot Finance MTN
6.375%, 03/02/2030(B)	200,000	205,157
ReNew Wind Energy AP2
4.500%, 07/14/2028	300,000	289,831
SAEL
7.800%, 07/31/2031(B)	188,480	194,618
Vedanta Resources Finance II
10.875%, 09/17/2029	200,000	214,252
		1,461,980
Japan — 0.6%
Nomura Holdings
7.000%, H15T5Y + 3.084%, (C),(D)	200,000	207,783
Rakuten Group
5.125%, H15T5Y + 4.578%, (C),(D)	350,000	348,868
SoftBank Group
8.250%, H15T5Y + 4.545%, 10/29/2065(D)	320,000	298,272
		854,923

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Macau — 0.3%
Champion Path Holdings
4.850%, 01/27/2028	$200,000	$—
Studio City Finance
6.500%, 01/15/2028	230,000	230,066
Wynn Macau
6.750%, 02/15/2034	200,000	202,724
		432,790
Mongolia — 0.3%
Development Bank of Mongolia
8.500%, 07/03/2028	200,000	207,728
Mongolian Mining
8.440%, 04/03/2030	200,000	206,081
		413,809
Nigeria — 0.1%
IHS Netherlands Holdco
8.000%, 09/18/2027	137,495	137,451

Singapore — 0.3%
GLP Pte
9.750%, 05/20/2028	200,000	204,892
GLP Pte
4.600%, H15T5Y + 3.725%, (C),(D)	200,000	140,019
		344,911
Thailand — 0.3%
GC Treasury Center
7.125%, H15T5Y + 3.162%, (B) (C),(D)	350,000	359,138

United Kingdom — 0.2%
Standard Chartered
7.000%, H15T5Y + 2.873%, (B) (C),(D)	200,000	205,878

United States — 2.5%
GS Finance
3.764%, SOFRRATE + 0.000%, 01/19/2027(B),(D)	3,360,000	3,350,923

TOTAL CORPORATE OBLIGATIONS
(Cost $9,450,232)		9,357,188

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

EXCHANGE-TRADED FUNDS — 1.3%

	Shares	Value
United States — 1.3%
Domestic Commodity — 1.2%
Invesco DB Precious Metals Fund	14,165	$1,642,432

International Equity — 0.1%
iShares MSCI Saudi Arabia ETF	3,165	126,157

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,132,984)		1,768,589

SOVEREIGN DEBT — 0.5%

	Face Amount(1)
Mongolia — 0.2%
City of Ulaanbaatar Mongolia
7.750%, 08/21/2027	$200,000	205,454

Pakistan — 0.2%
Pakistan Government International Bond
6.000%, 04/08/2026	200,000	199,802

Sri Lanka — 0.1%
Sri Lanka Government International Bond
3.600%, 02/15/2038(A),(B)	200,000	197,999

TOTAL SOVEREIGN DEBT
(Cost $564,610)		603,255

PREFERRED STOCK — 0.0%

	Shares
Germany — 0.0%
Jungheinrich **	438	18,849

TOTAL PREFERRED STOCK
(Cost $17,774)		18,849

U.S. TREASURY OBLIGATIONS — 5.4%

Face Amount(1)
U.S. Treasury Bills
3.814%, 02/19/2026(E)	3,172,000	3,166,606

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount(1)	Value
3.554%, 04/09/2026(E)	$4,000,000	$3,973,710

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,139,786)		7,140,316

TOTAL INVESTMENTS — 92.5%
(Cost $93,676,361)		$121,822,439

Percentages are based on Net Assets of $131,642,889.

*	Non-income producing security.

**	There is currently no rate available.

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2026. The coupon on a step bond changes on a specified date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of January 31, 2026 was $4,738,563 and represents 3.60% of Net Assets.

(C)	Perpetual security with no stated maturity date.

(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CHF — Swiss Franc

COP — Colombian Peso

CNH — Chinese Yuan Offshore

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y — Harmonized Index of Consumer Prices 5 Year

HKD — Hong Kong Dollar

HUF — Hungarian Forint

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

INR — Indian Rupee

JPY — Japanese Yen

MTN — Medium Term Note

MXN — Mexican Peso

Pty — Proprietary

S&P— Standard & Poor's

SOFR — Secured Overnight Financing Rate

TOPIX — Tokyo Price Index

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2026, is as follows:

						Unrealized
	Settlement	Currency to				Appreciation/
Counterparty	Date	Deliver		Currency to Receive		(Depreciation)
Morgan Stanley	03/18/26	USD	4,354,921	JPY	669,960,000	$(9,340)
Morgan Stanley	03/18/26	HUF	789,728,000	USD	2,459,803	13,376
Morgan Stanley	03/18/26	JPY	142,466,000	USD	927,810	3,728
Morgan Stanley	03/18/26	USD	10,781,032	EUR	9,145,000	82,876
Morgan Stanley	03/18/26	GBP	510,000	USD	686,302	(11,514)
Morgan Stanley	03/18/26	USD	1,921,083	HKD	14,955,000	(3,776)
Morgan Stanley	03/18/26	EUR	1,600,000	USD	1,870,464	(30,274)
Morgan Stanley	03/18/26	JPY	70,942,000	USD	456,176	(3,977)
Morgan Stanley	03/18/26	USD	2,000,630	GBP	1,494,000	43,561
Morgan Stanley	03/18/26	USD	2,607,726	CAD	3,579,000	25,673
Morgan Stanley	03/18/26	USD	1,845,178	CHF	1,454,000	45,119
Morgan Stanley	03/18/26	USD	1,036,354	AUD	1,553,000	44,948
Morgan Stanley	03/18/26	USD	2,383,215	HUF	789,728,000	63,212
Morgan Stanley	03/18/26	USD	2,361,820	MXN	43,399,000	111,041
Morgan Stanley	03/18/26	CNH	7,868,000	USD	1,119,371	(13,972)
Morgan Stanley	03/18/26	HKD	29,646,000	USD	3,819,170	18,403
Morgan Stanley	03/18/26	USD	2,277,490	BRL	12,628,000	96,772
Morgan Stanley	03/18/26	USD	2,308,704	COP	9,033,729,000	112,723
Morgan Stanley	03/18/26	INR	214,978,000	USD	2,374,398	38,765
						$627,344

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2026 (UNAUDITED)

The open futures contracts held by the Fund at January 31, 2026, are as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount †	Value	(Depreciation)
Long Contracts
Euro-BOBL	32	3/6/26	$4,343,182	$4,423,171	$2,310
Euro-BUND 10-Year Bond	25	3/6/26	3,738,063	3,798,170	(6,551)
Long GILT 10-Year Bond	24	3/27/26	2,875,406	2,983,539	(5,762)
U.S. 5-Year Treasury Note	17	3/31/26	1,865,034	1,851,805	(13,229)
			$12,821,685	$13,056,685	$(23,232)
Short Contracts
FTSE China A50	(78)	2/26/26	$(1,161,938)	$(1,166,490)	$(4,552)
IFSC Nifty50 Index	(17)	2/24/26	(856,256)	(863,736)	(7,480)
MSCI EAFE Index	(13)	3/20/26	(1,871,706)	(1,973,920)	(102,214)
MSCI Emerging Markets Index	(20)	3/20/26	(1,384,348)	(1,520,800)	(136,452)
S&P 500 Index E-Mini	(13)	3/20/26	(4,528,325)	(4,527,738)	588
TOPIX Index	(26)	3/12/26	(5,646,812)	(6,009,434)	(310,232)
			$(15,449,385)	$(16,062,118)	$(560,342)
			$(2,627,700)	$(3,005,433)	$(583,574)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

PBI-QH-001-2000